Employee Pension and Postretirement Benefit Plans - Fair Value of Pension Plan Assets, by Asset Category (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 294.0	$ 252.0
Fair Value, Inputs, Level 2 | Equity funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	118.4	90.6
Fair Value, Inputs, Level 2 | Fixed income funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	157.3	143.6
Fair Value, Inputs, Level 2 | Alternative funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	16.5	16.1
Fair Value, Inputs, Level 2 | Cash and equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 1.8	$ 1.7